Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers MLP & Energy Opportunity Fund, Inc.
Prospectus Date	rr_ProspectusDate	Apr. 01, 2018
Supplement [Text Block]	csmeofi_SupplementTextBlock

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

CLASS A (MLOAX), CLASS C (MLOCX), CLASS F (MLOFX), CLASS I (MLOIX),

CLASS R (MLORX), CLASS T (MLOTX) AND CLASS Z (MLOZX) SHARES

Supplement dated June 18, 2018 to

Summary Prospectus and Prospectus dated April 1, 2018

Investment Advisory and Fee Limitation Agreements

The Board of Directors of the Fund has approved an amendment to the Fund's Investment Advisory Agreement, reducing the monthly investment advisory fee that the Fund pays to Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the "Advisor"). Effective close of business July 31, 2018, the Fund's investment advisory fee will be reduced from an annual rate of 1.00% of the average daily net assets of the Fund to an annual rate of 0.80% of the average daily net assets of the Fund.

The Board of Directors of the Fund also approved an amendment to the Fund's fee waiver/expense reimbursement agreement, effective close of business July 31, 2018 through June 30, 2020, whereby the Advisor will contractually agree to waive its fee and/or reimburse expenses so that the Fund's total annual fund operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.25% for Class A shares, 1.90% for Class C shares, 0.90% for Class F shares, 0.90% for Class I shares, 1.40% for Class R shares, 1.25% for Class T shares and 0.90% for Class Z shares. Once effective, this contractual agreement can only be amended or terminated prior to its expiration date by agreement of the Fund's Board of Directors and the Advisor, and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the Advisor.

Accordingly, the following disclosure replaces in its entirety comparable disclosure in the "Fund Fees and Expenses" section of the Summary Prospectus and Prospectus:

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. You may qualify for sales charge discounts on Class T shares if you invest at least $250,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in "How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You" in the Fund's prospectus (the "Prospectus"), in the Appendix to the Prospectus titled, "Sales Charge Reductions and Waivers Available Through Certain Intermediaries" (the "Appendix"), "Reducing the Initial Sales Load on Class A Shares" and "Reducing the Initial Sales Charge on Class T Shares" in the Fund's Statement of Additional Information (the "SAI").

	Class A	Class C		Class F(1)	Class I		Class R	Class T(1)		Class Z
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	4.50%	None		None	None		None	2.50%		None
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	None	1.00	%(2)	None	None		None	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee(3)	0.80%	0.80%		0.80%	0.80%		0.80%	0.80%		0.80%
Distribution (12b-1) Fees	0.25%	0.75%		None	None		0.50%	0.25%		None
Other Expenses(4)	0.43%	0.43%		0.43%	0.43%		0.43%	0.43%		0.43%
Shareholder Service Fee	0.10%	0.25%		None	0.05	%(5)	None	0.08	%(5)	None
Total Other Expenses(4)	0.53%	0.68%		0.43%	0.48%		0.43%	0.51%		0.43%
Total Annual Fund Operating Expenses(6)	1.58%	2.23%		1.23%	1.28%		1.73%	1.56%		1.23%
Fee Waiver/Expense Reimbursement(6)	(0.33)%	(0.33)%		(0.33)%	(0.38)%		(0.33)%	(0.33)%		(0.33)%
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)(6)	1.25%	1.90%		0.90%	0.90	%(7)	1.40%	1.23	%(7)	0.90%

(1)	Class F shares and Class T shares are currently not available for purchase.
(2)	For Class C shares, the maximum deferred sales charge does not apply after one year.
(3)	Restated to reflect current fees.
(4)	Other expenses reflect contractual changes.
(5)	The maximum shareholder service fee for Class I shares and Class T shares is 0.10%.
(6)	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the "Advisor"), has contractually agreed to waive its fee and/or reimburse expenses through June 30, 2020 so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.25% for Class A shares, 1.90% for Class C shares, 0.90% for Class F shares, 0.90% for Class I shares, 1.40% for Class R shares, 1.25% for Class T shares and 0.90% for Class Z shares. This contractual agreement can only be amended or terminated by agreement of the Fund's Board of Directors and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the Advisor.
(7)	The total annual fund operating expenses for Class F shares and Class T shares are estimated.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2020 (through June 30, 2020, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$572	$863	$1,211	$2,189
Class C Shares
Assuming redemption at the end of the period	$293	$632	$1,133	$2,512
Assuming no redemption at the end of the period	$193	$632	$1,133	$2,512
Class F Shares	$92	$323	$610	$1,429
Class I Shares	$92	$329	$627	$1,476
Class R Shares	$143	$479	$875	$1,984
Class T Shares	$372	$666	$1,016	$2,004
Class Z Shares	$92	$323	$619	$1,429

Cohen & Steers MLP & Energy Opportunity Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csmeofi_SupplementTextBlock

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

CLASS A (MLOAX), CLASS C (MLOCX), CLASS F (MLOFX), CLASS I (MLOIX),

CLASS R (MLORX), CLASS T (MLOTX) AND CLASS Z (MLOZX) SHARES

Supplement dated June 18, 2018 to

Summary Prospectus and Prospectus dated April 1, 2018

Investment Advisory and Fee Limitation Agreements

The Board of Directors of the Fund has approved an amendment to the Fund's Investment Advisory Agreement, reducing the monthly investment advisory fee that the Fund pays to Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the "Advisor"). Effective close of business July 31, 2018, the Fund's investment advisory fee will be reduced from an annual rate of 1.00% of the average daily net assets of the Fund to an annual rate of 0.80% of the average daily net assets of the Fund.

The Board of Directors of the Fund also approved an amendment to the Fund's fee waiver/expense reimbursement agreement, effective close of business July 31, 2018 through June 30, 2020, whereby the Advisor will contractually agree to waive its fee and/or reimburse expenses so that the Fund's total annual fund operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.25% for Class A shares, 1.90% for Class C shares, 0.90% for Class F shares, 0.90% for Class I shares, 1.40% for Class R shares, 1.25% for Class T shares and 0.90% for Class Z shares. Once effective, this contractual agreement can only be amended or terminated prior to its expiration date by agreement of the Fund's Board of Directors and the Advisor, and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the Advisor.

Accordingly, the following disclosure replaces in its entirety comparable disclosure in the "Fund Fees and Expenses" section of the Summary Prospectus and Prospectus:

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. You may qualify for sales charge discounts on Class T shares if you invest at least $250,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in "How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You" in the Fund's prospectus (the "Prospectus"), in the Appendix to the Prospectus titled, "Sales Charge Reductions and Waivers Available Through Certain Intermediaries" (the "Appendix"), "Reducing the Initial Sales Load on Class A Shares" and "Reducing the Initial Sales Charge on Class T Shares" in the Fund's Statement of Additional Information (the "SAI").

	Class A	Class C		Class F(1)	Class I		Class R	Class T(1)		Class Z
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	4.50%	None		None	None		None	2.50%		None
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	None	1.00	%(2)	None	None		None	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee(3)	0.80%	0.80%		0.80%	0.80%		0.80%	0.80%		0.80%
Distribution (12b-1) Fees	0.25%	0.75%		None	None		0.50%	0.25%		None
Other Expenses(4)	0.43%	0.43%		0.43%	0.43%		0.43%	0.43%		0.43%
Shareholder Service Fee	0.10%	0.25%		None	0.05	%(5)	None	0.08	%(5)	None
Total Other Expenses(4)	0.53%	0.68%		0.43%	0.48%		0.43%	0.51%		0.43%
Total Annual Fund Operating Expenses(6)	1.58%	2.23%		1.23%	1.28%		1.73%	1.56%		1.23%
Fee Waiver/Expense Reimbursement(6)	(0.33)%	(0.33)%		(0.33)%	(0.38)%		(0.33)%	(0.33)%		(0.33)%
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)(6)	1.25%	1.90%		0.90%	0.90	%(7)	1.40%	1.23	%(7)	0.90%

(1)	Class F shares and Class T shares are currently not available for purchase.
(2)	For Class C shares, the maximum deferred sales charge does not apply after one year.
(3)	Restated to reflect current fees.
(4)	Other expenses reflect contractual changes.
(5)	The maximum shareholder service fee for Class I shares and Class T shares is 0.10%.
(6)	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the "Advisor"), has contractually agreed to waive its fee and/or reimburse expenses through June 30, 2020 so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.25% for Class A shares, 1.90% for Class C shares, 0.90% for Class F shares, 0.90% for Class I shares, 1.40% for Class R shares, 1.25% for Class T shares and 0.90% for Class Z shares. This contractual agreement can only be amended or terminated by agreement of the Fund's Board of Directors and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the Advisor.
(7)	The total annual fund operating expenses for Class F shares and Class T shares are estimated.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2020 (through June 30, 2020, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$572	$863	$1,211	$2,189
Class C Shares
Assuming redemption at the end of the period	$293	$632	$1,133	$2,512
Assuming no redemption at the end of the period	$193	$632	$1,133	$2,512
Class F Shares	$92	$323	$610	$1,429
Class I Shares	$92	$329	$627	$1,476
Class R Shares	$143	$479	$875	$1,984
Class T Shares	$372	$666	$1,016	$2,004
Class Z Shares	$92	$323	$619	$1,429

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. You may qualify for sales charge discounts on Class T shares if you invest at least $250,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in "How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You" in the Fund's prospectus (the "Prospectus"), in the Appendix to the Prospectus titled, "Sales Charge Reductions and Waivers Available Through Certain Intermediaries" (the "Appendix"), "Reducing the Initial Sales Load on Class A Shares" and "Reducing the Initial Sales Charge on Class T Shares" in the Fund's Statement of Additional Information (the "SAI").
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2020
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class C shares, the maximum deferred sales charge does not apply after one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. You may qualify for sales charge discounts on Class T shares if you invest at least $250,000 in the Fund.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees. Other expenses reflect contractual changes.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2020 (through June 30, 2020, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming redemption at the end of the period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption at the end of the period
Cohen & Steers MLP & Energy Opportunity Fund, Inc. | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.43%	[2]
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[3]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	1.25%	[3]
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
1 Year	rr_ExpenseExampleYear01	572
3 Years	rr_ExpenseExampleYear03	863
5 Years	rr_ExpenseExampleYear05	1,211
10 Years	rr_ExpenseExampleYear10	2,189
1 Year	rr_ExpenseExampleNoRedemptionYear01	572
3 Years	rr_ExpenseExampleNoRedemptionYear03	863
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,211
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,189
Cohen & Steers MLP & Energy Opportunity Fund, Inc. | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fee	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.43%	[2]
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.68%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[3]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	1.90%	[3]
1 Year	rr_ExpenseExampleYear01	$ 293
3 Years	rr_ExpenseExampleYear03	632
5 Years	rr_ExpenseExampleYear05	1,133
10 Years	rr_ExpenseExampleYear10	2,512
1 Year	rr_ExpenseExampleNoRedemptionYear01	193
3 Years	rr_ExpenseExampleNoRedemptionYear03	632
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,133
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,512
Cohen & Steers MLP & Energy Opportunity Fund, Inc. | Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[5]
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Management Fee	rr_ManagementFeesOverAssets	0.80%	[1],[5]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[5]
Other Expenses	rr_Component1OtherExpensesOverAssets	0.43%	[2],[5]
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	none	[5]
Total Other Expenses	rr_OtherExpensesOverAssets	0.43%	[2],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%	[3],[5]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[3],[5]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	0.90%	[3],[5]
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	323
5 Years	rr_ExpenseExampleYear05	610
10 Years	rr_ExpenseExampleYear10	1,429
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	323
5 Years	rr_ExpenseExampleNoRedemptionYear05	610
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,429
Cohen & Steers MLP & Energy Opportunity Fund, Inc. | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.43%	[2]
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	0.05%	[6]
Total Other Expenses	rr_OtherExpensesOverAssets	0.48%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[3]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	0.90%	[3],[7]
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	329
5 Years	rr_ExpenseExampleYear05	627
10 Years	rr_ExpenseExampleYear10	1,476
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	329
5 Years	rr_ExpenseExampleNoRedemptionYear05	627
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,476
Cohen & Steers MLP & Energy Opportunity Fund, Inc. | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.43%	[2]
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.43%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[3]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	1.40%	[3]
1 Year	rr_ExpenseExampleYear01	$ 143
3 Years	rr_ExpenseExampleYear03	479
5 Years	rr_ExpenseExampleYear05	875
10 Years	rr_ExpenseExampleYear10	1,984
1 Year	rr_ExpenseExampleNoRedemptionYear01	143
3 Years	rr_ExpenseExampleNoRedemptionYear03	479
5 Years	rr_ExpenseExampleNoRedemptionYear05	875
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,984
Cohen & Steers MLP & Energy Opportunity Fund, Inc. | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%	[5]
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Management Fee	rr_ManagementFeesOverAssets	0.80%	[1],[5]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[5]
Other Expenses	rr_Component1OtherExpensesOverAssets	0.43%	[2],[5]
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	0.08%	[5],[6]
Total Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[3],[5]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[3],[5]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	1.23%	[3],[5],[7]
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
1 Year	rr_ExpenseExampleYear01	372
3 Years	rr_ExpenseExampleYear03	666
5 Years	rr_ExpenseExampleYear05	1,016
10 Years	rr_ExpenseExampleYear10	2,004
1 Year	rr_ExpenseExampleNoRedemptionYear01	372
3 Years	rr_ExpenseExampleNoRedemptionYear03	666
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,016
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,004
Cohen & Steers MLP & Energy Opportunity Fund, Inc. | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.43%	[2]
Shareholder Service Fee	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.43%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[3]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	0.90%	[3]
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	323
5 Years	rr_ExpenseExampleYear05	619
10 Years	rr_ExpenseExampleYear10	1,429
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	323
5 Years	rr_ExpenseExampleNoRedemptionYear05	619
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,429

[1]	Restated to reflect current fees.
[2]	Other expenses reflect contractual changes.
[3]	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the "Advisor"), has contractually agreed to waive its fee and/or reimburse expenses through June 30, 2020 so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.25% for Class A shares, 1.90% for Class C shares, 0.90% for Class F shares, 0.90% for Class I shares, 1.40% for Class R shares, 1.25% for Class T shares and 0.90% for Class Z shares. This contractual agreement can only be amended or terminated by agreement of the Fund's Board of Directors and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the Advisor.
[4]	For Class C shares, the maximum deferred sales charge does not apply after one year.
[5]	Class F shares and Class T shares are currently not available for purchase.
[6]	The maximum shareholder service fee for Class I shares and Class T shares is 0.10%.
[7]	The total annual fund operating expenses for Class F shares and Class T shares are estimated.